Long Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Long Term Debt.
Long Term Debt

4. Long Term Debt

On September 19, 2014, the Company entered into a loan and security agreement with Oxford Finance LLC, as collateral agent and lender and Square 1 Bank, as lender pursuant to which the lenders have agreed to lend the Company up to $35.0 million in a series of term loans. Upon entering into the agreement, the Company borrowed $2.0 million from the lenders (“Term Loan A”). The Company may, at its sole discretion, borrow from the lenders:

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up to an additional $16.5 million, at any time on or before June 30, 2015 (“Term Loan B”,) subject to the Company’s satisfaction of specified conditions precedent related to the results of the Company’s ongoing Phase 2 studies of TRV130; and

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an additional $16.5 million, at any time on or before March 31, 2016 (“Term Loan C” and together with Term Loan A and Term Loan B, the “Term Loans”), subject to the Company’s satisfaction of specified conditions precedent related to the results of the Company’s ongoing Phase 2 studies of TRV027.

The proceeds from Term Loan A and future proceeds, if any, from Term Loan B and/or Term Loan C may be used to satisfy the Company’s future working capital needs, potentially including the development of its clinical and preclinical product candidates.

The Company’s obligations under the loan and security agreement are secured by a first priority security interest in substantially all of the assets of the Company, other than intellectual property. The Company has agreed not to pledge or otherwise encumber its intellectual property, other than through grants of certain permitted non-exclusive or exclusive licenses or other conveyances of its intellectual property.

The term loans will accrue interest at a fixed rate of 6.50% per annum. The Company is required to make payments of interest only on Term Loan A on a monthly basis through and including October 1, 2015, after which consecutive equal monthly payments of principal, plus accrued interest, will be due until December 1, 2018. Both of these dates may be modified with respect to the term loans, as applicable, as follows:

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If the Company meets the conditions to draw Term Loan B on or before June 30, 2015, then the date until which the Company is required to make payments of interest only will be extended to April 1, 2016.

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If the Company meets the conditions to draw Term Loan C on or before March 31, 2016, then the date until which the Company is required to make payments of interest only will be extended to October 1, 2016.

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If the Company meets the condition to draw Term Loan B on or before June 30, 2015, the condition to draw Term Loan C on or before March 31, 2016, and the Company has received net cash proceeds of at least $50,000,000 from its existing strategic partnership and collaborative license option agreement with Actavis or another strategic partnership in form and substance satisfactory to the lenders, then the date until which consecutive equal monthly payments of principal, plus accrued interest, will be due will be extended to September 1, 2019.

The Company has paid the lenders a facility fee of $175,000 in connection with the execution of the loan and security agreement. Upon the last payment date of the amounts borrowed under the agreement, the Company will be required to pay the lenders a final payment fee equal to 5.25% of the term loans borrowed and subject to adjustment as follows:

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If either the Company meets the conditions to draw Term Loan B on or before June 30, 2015 or the conditions to draw Term Loan C on or before March 31, 2016, then the Company will be required to pay the lenders a final payment fee equal to 6.1%;

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If the Company meets both the conditions to draw Term Loan B on or before June 30, 2015 and the conditions to draw Term Loan C on or before March 31, 2016, then the Company will be required to pay the lenders a final payment fee equal to 6.6%; and

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If the Company meets the condition to draw Term Loan B on or before June 30, 2015, the condition to draw Term Loan C on or before March 31, 2016, and the Company has received net cash proceeds of at least $50,000,000 from its existing strategic partnership and collaborative license option agreement with Actavis or another strategic partnership in form and substance satisfactory to the lenders, then the Company will be required to pay the lenders a final payment fee equal to 7.0%.

In addition, if the Company repays the term loans before the applicable maturity date, it will pay the lender a prepayment fee of 3.00% of the total amount prepaid if the prepayment occurs prior to the first anniversary of the funding of the applicable term loan, 2.00% percent of the total amount prepaid if the prepayment occurs between the first and second anniversary of the funding of the applicable term loan, and 1.00% percent of the total amount prepaid if the prepayment occurs on or after the second anniversary of the funding of the applicable term loan.

The loan and security agreement includes affirmative and restrictive covenants, including: (a) financial reporting requirements; (b) limitations on the incurrence of indebtedness; (c) limitations on liens; (d) limitations on certain merger and acquisition transactions; (e) limitations on dispositions of certain assets; (f) limitations on fundamental corporate changes (including changes in control); (g) limitations on investments; (h) limitations on payments and distributions and (i) other covenants. The agreement also contains certain events of default, including for payment defaults, breaches of covenants, a material adverse change in the collateral, the Company’s business, operations or condition (financial or otherwise), certain levies, attachments and other restraints on the Company’s business, insolvency, defaults under other agreements and misrepresentations.

Three Point Capital, LLC served as a placement agent in connection with the term loans. The Company paid Three Point $65,000 upon execution of the loan and security agreement and will be obligated to pay up to an additional $175,000 if the Company draws on Term Loan B and Term Loan C.

In connection with entering into the loan and security agreement, the Company issued to each of Oxford, Square 1 and Three Point warrants to purchase shares of the Company’s common stock. The warrants are exercisable, in whole or in part, immediately, and have a per share exercise price of $5.8610, which is the average closing price of the Company’s common stock on the NASDAQ Global Market for the ten trading days prior to the effective date of the agreement. The warrants may be exercised on a cashless basis. The warrants will terminate on the earlier of September 19, 2024 or the closing of a merger or consolidation transaction in which the Company is not the surviving entity. If the Company borrows Term Loan B and/or Term Loan C, upon the funding of such Term Loan, the Company will issue additional warrants to purchase shares of the Company’s common stock, each with a per share exercise price of $5.8610 and on substantially the same terms as those contained in the warrants. The number of warrants issued or issuable by the Company is as follows:

Entity	Shares Underlying Warrants Issued on the Effective Date	Maximum Number of Shares Underlying Warrants Issuable Assuming Full Draw of Term Loan B	Maximum Number of Shares Underlying Warrants Issuable Assuming Full Draw of Term Loan C
Oxford	4,875	40,217	40,217
Square 1	1,950	16,087	16,087
Three Point	853	7,038	7,038

The maximum aggregate number of shares underlying additional warrants that can be issued by the Company to the lenders under the loan and security agreement and to Three Point under the placement agent arrangement is 126,685.

As of September 30, 2014, only Term Loan A has been issued, all of which remains outstanding as of such date. The initial maturity date is December 1, 2018 and the loan bears interest at an annual rate of 6.5%.  The loan is not convertible and is secured by substantially all of the Company’s assets. Interest expense of $4,333 was recorded in September.

The Company incurred lender and third party costs of $0.2 million and $0.1 million, respectively, related to the issuance of Term Loan A. The lender costs are classified as a debt discount, a contra-liability on our balance sheet. The third party costs will be classified as deferred financing fees, an asset on our balance sheet. Both the debt discount and deferred financing fees will be amortized over the life of the Term Loan using the effective interest method.

The following table summarizes how the issuance of Term Loan A is reflected on our balance sheet at September 30, 2014:

September 30, 2014
Gross proceeds	$2,000,000
Amortization of debt discount	(225,988)
Carrying value	$1,774,012

In connection with the issuance of debt, on September 19, 2014, the Company issued to the lenders and the placement agent in the transaction warrants to purchase an aggregate of 7,678 shares of the Company’s common stock.  These detachable warrant instruments have qualified for equity classification and have been allocated upon the relative fair value of the base instrument and the warrants, according to the guidance of ASC 470-20-25-2.

6. LOANS PAYABLE

        In September 2008, the Company entered into an equipment loan facility with a bank (the Bank Facility) that provided for borrowings up to $1,500,000, subject to certain conditions, through February 2009. Borrowings under the Bank Facility were used to finance laboratory equipment, office equipment, furnishings and, up to specified maximum percentages, software and leasehold improvements. In November 2011, the Company repaid the outstanding balance of the loan, plus a final payment equal to 2% of the amount borrowed. In connection with the borrowings under the Bank Facility, the Company issued a ten-year warrant to purchase 15,000 shares of common stock at $0.01 per share, exercisable through June 2018.

        In November 2009, the Company entered into an equipment loan facility with the Commonwealth of Pennsylvania (the PA Facility) that provided for borrowings of up to $815,278 subject to certain conditions. Borrowings under the PA Facility were used to finance laboratory equipment and computer equipment. Borrowings were secured by the related assets. In December 2012, the Company repaid the outstanding balance of the loan. Interest expense related to the PA Facility was $9,970 for the year ended December 31, 2012. In connection with the PA Facility, the Company incurred financing costs of $13,745, which were included in other assets and amortized to interest expense over the term of the PA Facility. Amortization expense of these deferred financing costs was $7,137 for the year ended December 31, 2012.

        In December 2011, the Company entered into a loan facility with Comerica Bank (the Comerica Facility) that provided for borrowings of up to $5,300,000 subject to certain conditions. Borrowings under the Comerica Facility were used to fund working capital for general business requirements and were secured by the assets of the Company, excluding intellectual property. The facility bore interest at the prime rate plus a 1% margin. The Company drew down the entire amount available under the Comerica Facility during 2012. The borrowings were being repaid in 30 equal monthly installments, plus interest, beginning November 1, 2012. As of December 31, 2012, $4,946,667 of borrowings were outstanding under the Comerica Facility. Interest expense related to the Comerica Facility was $150,751 and $64,292 for the years ended December 31, 2012 and 2013, respectively. On May 3, 2013, the Company used a portion of the proceeds from the Series C Preferred Stock (Note 6) to repay the remaining Comerica Facility outstanding balance of $4,073,485, including unpaid interest and fees.

        In connection with the Comerica Facility, the Company incurred financing costs of $62,034, which were included in other assets at December 31, 2012 and were being amortized to interest expense over the term of the Comerica Facility until May 3, 2013 when the financing costs were fully expensed. Amortization expense of these deferred financing costs was $18,464 and $42,047 for the years ended December 31, 2012 and 2013, respectively. In connection with the borrowings under the Comerica Facility, the Company issued a ten-year warrant to purchase 125,000 shares of Series B preferred stock at $1.00 per share, exercisable through December 2021. The Company recorded a total of $101,707 as debt discount related to the estimated fair value of the preferred stock warrants issued, with a corresponding credit to the preferred stock warrant liability. The debt discount was being amortized to interest expense over the term of the Comerica Facility. Interest expense related to the amortization of the debt discount was $23,247 and $78,460 for the years ended December 31, 2012 and 2013, respectively.